SIGNIFICANT ACCOUNTING POLICIES (Details - Antidilutive shares) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	176,470	210,258,437
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	210,081,967
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	176,470	176,470